Expense Example - Great-West Global Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	67	211	368	822	103	341	597	1,332